Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies1 [Abstract]
Accounting policies	Accounting policies
The principal accounting policies applied in the preparation of these financial statements (referred to as the “consolidated financial statements” or “financial statements”) are set out below. These policies have been consistently applied to all the years presented, except for the adoption of new and revised standards and interpretations.
Gold Fields Limited (the “Company” or “Gold Fields”) is a company domiciled in South Africa. The registration number of the
Company is 1968/4880/6. The address of the Company is 150 Helen Road, Sandton, Johannesburg. The consolidated financial statements of the Company as at 31 December 2023 and 2022 and for each of the years in the three-year periods ended 31 December 2023, 2022 and 2021 comprise the Company and its subsidiaries (together referred to as the “Group”
and individually as “Group entities”) as well as the Group’s share of the assets, liabilities, income and expenses of its joint operations and the Group’s interest in associates and its joint ventures. The Group is primarily involved in gold mining.
1.Basis of preparation
The financial statements of the Group have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”).
As required by the United States Securities and Exchange Commission, the financial statements include the consolidated statements of financial position as at 31 December 2023 and 2022 and the consolidated income statements and statements of comprehensive income, changes in equity and cash flows for the years ended
31 December 2023, 2022 and 2021 and the related notes.
The consolidated financial statements were authorised for issue by the Board of Directors on 28 March 2024.
Standards, interpretations and amendments to published standards effective for the year ended
31 December 2023 or early adopted by the Group
During the financial year, the following new and revised accounting standards, amendments to standards and new interpretations were adopted by the Group:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance
IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2	Amendment
•This amendment to IAS 1 requires companies to disclose their material accounting policy information rather than their
significant accounting policies;
•This amendment also provides a definition of material
accounting policy information;
•Further, the amendment clarifies that immaterial accounting policy information need not be disclosed; and
•To support this amendment, the Board also amended IFRS
Practice Statement 2 Making Materiality Judgements, to
provide guidance on how to apply the concept of materiality
to accounting policy disclosures.
No impact
IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors	Amendment	•This amendment to IAS 8 clarifies how companies should distinguish between changes in accounting policies and changes in accounting estimates.	No impact
Accounting policies continued
1.Basis of preparation continued

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance
IAS 12 Income Taxes	Amendment
•The amendments to IAS 12 Income Taxes require companies
to recognise deferred tax on transactions that, on initial
recognition, give rise to equal amounts of taxable and
deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning
obligations and will require the recognition of additional
deferred tax assets and liabilities;
•The amendment should be applied to transactions that occur
on or after the beginning of the earliest comparative period presented. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be
utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable
temporary differences associated with:
–Right-of-use assets and lease liabilities; and
–Decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of
the related assets; and
•The cumulative effect of recognising these adjustments is
recognised in retained earnings, or another component of
equity, as appropriate.
No impact
IAS 12 Income Taxes (OECD Pillar Two model rules)	Amendments
•The Group has adopted International Tax Reform – Pillar Two
Model Rules (Amendments to IAS 12) upon their release on
23 May 2023.
•The additional amendments to IAS 12 Income Taxes give
companies temporary relief from accounting for deferred taxes arising from the Organisation for Economic Co-operation’s
(“OECD”) international tax reform. The OECD published the
Pillar Two model rules in December 2021 to ensure that large multinational companies would be subject to a minimum 15%
tax rate. More than 135 countries and jurisdictions representing more than 90% of global gross domestic product have agreed
to the Pillar Two model rules;
•The amendments introduce the following:
–A temporary exception to the accounting for deferred taxes
arising from jurisdictions implementing the global tax rules;
and
–Targeted disclosure requirements to help investors better
understand a company's exposure to income taxes arising
from the reform, particularly before legislation implementing the rules is in effect.
•Companies can benefit from the temporary exception
immediately but are required to provide the disclosures to
investors for annual reporting periods beginning on or after
1 January 2023;
•The adoption of the amendments resulted in the Group not
having to account for any deferred tax impact as a result of the tax reform at 31 December 2023;
•The mandatory exception applies retrospectively. The
retrospective application has no impact on the Group’s
consolidated financial statements; and
•The Group has performed a preliminary impact assessment of
the potential future impact of the tax reform and amendments on its financial statements. Refer note 10 for further details.
Refer note 10 for further details.

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance
IFRS 17 Insurance Contracts	New Standard
•IFRS 17 supersedes IFRS 4 Insurance Contracts and aims to
increase comparability and transparency about profitability.
The new standard introduces a new comprehensive model
(“general model”) for the recognition and measurement of
liabilities arising from insurance contracts;
•In addition, it includes a simplified approach and modifications to the general measurement model that can be applied in
certain circumstances and to specific contracts, such as:
–Reinsurance contracts held;
–Direct participating contracts; and
–Investment contracts with discretionary participation
features.
•Under the new standard, investment components are
excluded from insurance revenue and service expenses.
Entities can also choose to present the effect of changes in discount rates and other financial risks in profit or loss or OCI;
and
•The new standard includes various new disclosures and
requires additional granularity in disclosures to assist users to assess the effects of insurance contracts on the entity’s
financial statements.
No impact
Standards, interpretations and amendments to published standards that are not yet effective
Certain new standards, amendments and interpretations to existing standards have been published that apply to the Group’s accounting periods beginning on 1 January 2024 or later periods but have not been early adopted by the Group.
These standards, amendments and interpretations that are relevant to the Group are:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Effective date*
IAS 1 Presentation of Financial Statements	Amendments
•The amendments to IAS 1 clarify that liabilities are classified as either current or non-current, depending on the rights that
exist at the end of the reporting period. Classification is
unaffected by the expectations of the entity or events after the reporting date;
•The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability; and
•The amendments are not expected to have a material impact
on the Group.
1 January 2024
IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosure	Amendments
•The amendments require disclosures to enhance the
transparency of supplier finance arrangement and their effects on an entity's liabilities, cash flows and exposure to liquidity risk; and
•The amendments are not expected to have a material impact
on the Group.
1 January 2024
IAS 21 The Effect of Changes in Foreign Exchange Rates	Amendment
•The amendment to IAS 21 provides guidance on when a
currency is exchangeable and how to determine the
exchange rate when it is not; and
•The amendment is not expected to have a material impact on
the Group.
1 January 2025
*Effective date refers to annual period beginning on or after said date.
#On 6 March 2024, the SEC adopted rules covering climate-related disclosures which will result in a significant expansion of required climate-related disclosures in SEC filings. The required disclosures are included in Regulations S-K and S-X and cover strategy, governance, risk management, targets and goals, greenhouse gas emissions, and financial statement effects (collectively, the “SEC climate disclosure rules”). The new rules apply to both domestic and foreign private issuers (FPIs) and create a new “Climate-Related Disclosure” section in annual reports and registration statements. The new rules also require certain disclosures in the audited financial statements. The effective dates and transition provisions vary by type of registrant and for certain disclosure provisions. On 15 March 2024, the US Court of Appeals for the Fifth Circuit temporarily stayed the rules as such uncertainty exists. The Group is currently in the process of assessing the impact of the rules.
Accounting policies continued
1.Basis of preparation continued
Significant accounting judgements and estimates
Use of estimates: The preparation of the financial statements in accordance with IFRS Accounting Standards requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results could differ from those estimates.
The more significant areas requiring the use of management estimates and assumptions relate to the following:
•Mineral reserves and resources estimates (this forms the basis of future cash flow estimates used for impairment assessments and units-of-production depreciation and amortisation calculations);
•Carrying value of property, plant and equipment;
•Commencement of commercial levels of production;
•Estimates of recoverable gold and other materials in heap leach and stockpiles, gold in process and product inventories including write-downs of inventory to net realisable value;
•Carrying value of equity-accounted investees;
•Provision for environmental rehabilitation costs;
•Provision for silicosis settlement costs;
•Income taxes;
•Share-based payments;
•Long-term incentive plan;
•The fair value and accounting treatment of financial instruments; and
•Contingencies.
Estimates and judgements are continually evaluated and are based on historical experience, discount rates and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial year are discussed below.
Mineral Reserves and Resources estimates
Mineral Reserves are estimates of the amount of product, inclusive of diluting materials and allowances for losses, which can be economically and legally extracted from the Group’s properties, as determined by life-of-mine schedules or pre-feasibility studies.
Mineral Resources are estimates, based on specific geological evidence and knowledge, including sampling, of the amount of product in situ, for which there is a reasonable prospect for eventual legal and economic extraction.
In order to calculate the reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, capital expenditure, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and grade of the mineral reserves and resources is based on exploration and sampling information gathered through appropriate techniques (primarily diamond drilling, reverse circulation drilling, air-core and sonic drilling), surface three-dimensional reflection seismics, ore body faces modelling, structural modelling, geological mapping, detailed ore zone wireframes and geostatistical estimation. This process may require complex and difficult geological judgements and calculations to interpret the data.
The Group is required to determine and report on the Mineral Reserves and Resources in accordance with the South
African Mineral Resource Committee (“SAMREC”) code and the United States Security and Exchange Commission
Rule SK 1300 on an annual basis. The Mineral Reserves and Resources were approved by the Competent Person.
Estimates of Mineral Reserves and Resources may change from year to year due to the change in economic, regulatory, infrastructural or social assumptions used to estimate ore reserves and resources, and due to additional geological data becoming available.
Changes in reported proved and probable reserves may affect the Group’s financial results and position in a number of ways, including the following:
•The recoverable amount used in the impairment calculations may be affected due to changes in estimated cash flows or timing thereof (refer to note 7);
•Amortisation and depreciation charges to profit or loss may change as these are calculated on the units-of-
production method, or where the useful economic lives of assets change (refer to note 2);
•Provision for environmental rehabilitation costs may change where changes in ore reserves affect expectations about the timing or cost of these activities (refer to note 28.1); and
•The carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits (refer to note 26).
Changes in reported measured and indicated resources may affect the Group’s financial results and position in a number of ways, including the following:
•The recoverable amount used in the impairment calculations may be affected due to changes in estimated market value of resources exclusive of reserves (refer to note 7); and
•Amortisation and depreciation charges for the mineral rights asset at the Australian operations may change as a result of the change in the portion of mineral rights asset being transferred from the non-depreciable component to the depreciable component (refer to note 2).
Carrying value of property, plant and equipment
All mining assets are amortised using the units-of-production method where the mine operating plan calls for production from proved and probable mineral reserves.
Mobile and other equipment are depreciated over the shorter of the estimated useful life of the asset or the estimate of mine life based on proved and probable mineral reserves.
The calculation of the units-of-production rate of amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on proved and probable mineral reserves. This would generally result from the extent that there are significant changes in any of the factors or assumptions used in estimating mineral reserves. These factors could include:
•Changes in proved and probable mineral reserves;
•Unforeseen operational issues at mine sites;
•Changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign currency exchange rates; and
•Changes in mineral reserves could similarly impact the useful lives of assets depreciated on a straight-line basis, where those lives are limited to the life of the mine.
The Group reviews and tests the carrying value of long-lived assets annually or when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing the recoverable amounts to these carrying values. Assets are grouped at the lowest level for which identifiable cash flows are largely independent of cash flows of other assets and liabilities. If there are indications that impairment or reversal of impairment may have occurred, estimates are prepared of recoverable amounts of each group of assets. The recoverable amounts of cash-generating units (“CGU”) and individual assets have been determined based on the higher of value in use and fair value less cost of disposal (“FVLCOD”) calculations. Expected future cash flows used to determine the value in use or FVLCOD of property, plant and equipment and goodwill are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the gold and copper prices, discount rates, foreign currency exchange rates, inflation rates, resource valuations (determined based on comparable market transactions), estimates of costs to produce reserves and future capital expenditure.
The Group generally used FVLCOD to determine the recoverable amount of each CGU.
Accounting policies continued
1.Basis of preparation continued
Significant assumptions used in the Group’s impairment assessments (FVLCOD calculations) include:

	2023	2022	2021

US$ Gold price per ounce – year 1	US$1,910	US$1,740	US$1,750
US$ Gold price per ounce – year 2	US$1,875	US$1,730	US$1,700
US$ Gold price per ounce – year 3	US$1,800	US$1,700	US$1,600
US$ Gold price per ounce – year 4	US$1,760	US$1,650	US$1,550
US$ Gold price per ounce – year 5 onwards	US$1,720	US$1,620	US$1,550
Rand Gold price per kilogram – year 1	R1,110,000	R925,000	R875,000
Rand Gold price per kilogram – year 2	R1,060,000	R925,000	R870,000
Rand Gold price per kilogram – year 3	R1,030,000	R925,000	R810,000
Rand Gold price per kilogram – year 4	R1,020,000	R900,000	R780,000
Rand Gold price per kilogram – year 5 onwards	R990,000	R875,000	R780,000
A$ Gold price per ounce – year 1	A$2,830	A$2,500	A$2,400
A$ Gold price per ounce – year 2	A$2,690	A$2,400	A$2,300
A$ Gold price per ounce – year 3	A$2,570	A$2,350	A$2,150
A$ Gold price per ounce – year 4	A$2,500	A$2,250	A$2,070
A$ Gold price per ounce – year 5 onwards	A$2,430	A$2,200	A$2,070
US$ Copper price per tonne – year 1	US$8,500	US$7,700	US$8,700
US$ Copper price per tonne – year 2	US$8,700	US$8,150	US$8,000
US$ Copper price per tonne – year 3	US$8,900	US$8,150	US$7,700
US$ Copper price per tonne – year 4	US$8,600	US$8,150	US$7,500
US$ Copper price per tonne – year 5 onwards	US$8,400	US$7,700	US$7,500
Resource value per ounce (used to calculate the value beyond proved and probable reserves)
•Ghana (with infrastructure)	US$79	US$71	US$187
•Peru (with infrastructure)[1]	N/A	US$30	US$10
•Chile (without infrastructure)	US$40	US$29	US$70
Discount rates
•South Africa – nominal	16.8%	16.3%	14.3%
•Ghana – real	13.5%	15.9%	8.3%
•Peru – real	7.7%	8.1%	4.8%
•Australia – real	6.2%	6.3%	3.8%
•Chile – real	8.9%	9.1%	5.9%
Inflation rate – South Africa[2]	4.5%	5.4%	5.4%
Life-of-mine
•South Deep	73 years	74 years	80 years
•Tarkwa	12 years	13 years	14 years
•Damang	2 years	3 years	4 years
•Cerro Corona	7 years	8 years	9 years
•St Ives	8 years	8 years	9 years
•Agnew	5 years	5 years	6 years
•Granny Smith	11 years	10 years	11 years
•Gruyere	9 years	11 years	12 years
•Salares Norte	10 years	10 years	11 years
[1] During 2023, the resource in Peru was derecognised as a result of the life-of-mine sterilising the resource through the deposition of in-pit tailings from 2026 onward. Refer note 7 for further details.
[2]Due to the availability of unredeemed capital for tax purposes over several years into the life of the South Deep mine, nominal cash flows are used for South Africa. In order to determine nominal cash flows in South Africa, costs are inflated by the current South African inflation rate. Cash flows for all other operations are in real terms and as a result are not inflated.

	2023	2022	2021

Long-term exchange rates
US$/ZAR – year 1	18.08	16.53	15.55
US$/ZAR – year 2	17.58	16.63	15.92
US$/ZAR – year 3	17.80	16.92	15.75
US$/ZAR – year 4	18.03	16.97	15.65
US$/ZAR – year 5 onwards	17.90	16.80	15.65
A$/US$ – year 1	0.67	0.70	0.75
A$/US$ – year 2	0.70	0.72	0.74
A$/US$ – year 3	0.70	0.72	0.73
A$/US$ – year 4	0.70	0.73	0.75
A$/US$ – year 5 onwards	0.71	0.74	0.75
The FVLCOD calculations are sensitive to the gold and copper price assumptions and an increase or decrease in the gold or copper price could materially change the FVLCOD. Should there be a significant decrease in the gold or copper price, the Group would take actions to assess the implications on the life-of-mine plans, including the determination of reserves and resources and the appropriate cost structure for the CGUs. Refer to notes 7 and 16 for further details.
The carrying amount of property, plant and equipment at 31 December 2023 was US$5,074.4 million (2022:
US$4,815.7 million). An impairment of US$156.2 million (2022: $63.1 million) was recognised in respect of the Cerro
Corona CGU for the year ended 31 December 2023. An impairment of US$nil (2022: $325.2 million) was recognised in respect of the Tarkwa CGU for the year ended 31 December 2023.
Commencement of commercial levels of production
The Group assesses the stage of each mine construction project to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the unique nature of each mine construction project. The Group considers various relevant criteria to assess when the mine is substantially complete, ready for its intended use and moves into the production stage. Some of the criteria would include, but are not limited to the following:
•The level of capital expenditure compared to the construction cost estimates;
•Ability to produce metal in saleable form (within specifications); and
•Ability to sustain commercial levels of production of metal.
When a mine construction project moves into the production stage, the capitalisation of certain mine construction costs ceases and costs are either regarded as inventory or expensed, except for capitalisable costs related to mining asset additions or improvements, underground mine development, deferred stripping activities or ore reserve development.
Gold may be produced while bringing a mine to the condition necessary for it to be capable of operating as intended by management. The Group recognises the proceeds from selling gold as revenue and the associated production cost as cost of sales in profit or loss. The Group measures the cost of gold produced applying the measurement requirements of IAS 2 at normalised production levels using the life-of-mine planned production. Production costs in excess of normal production up to reaching commercial levels of production are capitalised as property, plant and equipment.
Salares Norte was still under construction at 31 December 2023 and first gold is expected to be achieved in April 2024.
Stockpiles, gold in process and product inventories
Costs that are incurred in or benefit the productive process are accumulated as stockpiles, gold in process, ore on leach pads and product inventories. Net realisable value tests are performed on a monthly basis for short-term stockpiles, gold in process and product inventories and at least annually for long-term stockpiles and represent the estimated future sales price of the product based on prevailing spot metals prices at the reporting date, less estimated costs to complete production and bring the product to sale. If any inventories are expected to be realised in the long term, estimated future sales prices are used for valuation purposes.
Stockpiles are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained gold ounces based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile tonnages are verified by periodic surveys.
Accounting policies continued
1.Basis of preparation continued
Stockpiles, gold in process and product inventories
Although the quantities of recoverable metal are reconciled by comparing the grades of ore to the quantities of metals actually recovered (metallurgical balancing), the nature of the process inherently limits the ability to precisely monitor the recoverability levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time.
Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write downs to net realisable value are accounted for on a prospective basis.
Refer to notes 2 and 22 for further details.
The carrying amount of total gold in process and stockpiles (non-current and current) at 31 December 2023 was
US$814.6 million (2022: US$725.7 million).
During 2023, a net realisable value adjustment to stockpiles of US$33.8 million (2022: US$nil and 2021: US$nil) was processed at Damang.
Carrying value of equity-accounted investees
The Group reviews and tests the carrying value of equity-accounted investees annually or when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing the recoverable amounts to these carrying values. If there are indications that impairment may have occurred, estimates are prepared of the recoverable amount of the equity-accounted investee. The recoverable amounts are determined based on the higher of value in use or FVLCOD. The FVLCOD is determined using the following methods:
•Using quoted market prices of other investors in the equity-accounted investee with appropriate adjustments in order to derive the fair value; and
•A combination of the income and market approach. The income approach is based on the expected future cash flows of the operations and the market approach is used to determine the value beyond proved and probable reserves for the operation, using comparable market transactions.
Expected future cash flows used to determine the FVLCOD of equity-accounted investees are inherently uncertain and could materially change over time. They are significantly impacted by a number of factors including reserves and production estimates, together with economic factors such as gold and copper prices, discount rates, foreign currency exchange rates, resource valuations (determined based on comparable market transactions or other accepted valuation methods), estimates of costs to produce reserves and future capital expenditure. The key assumptions used in the income and market approach for Asanko are as follows:

	2023	2022

US$ Gold price per ounce – year 1 to 3	US$1,800 – US$1,910	US$1,650 – US$1,740
US$ Gold price per ounce – year 4 onwards	US$1,720	US$1,620
Discount rates – real	19.9%	19.3%
Life-of-mine	7 years	6 years
The FVLCOD calculations are sensitive to the gold price assumption and the quoted market prices, a decrease or increase in these two assumptions could materially change the FVLCOD.
On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold (both the preference shares and equity-accounted investee) to the joint venture partner Galiano Gold. As a result the sale transaction, the investment in Asanko has been classified as an asset held for sale and the investment is required to be measured at the lower of carrying value or fair value less costs to sell. Management determined the fair value less costs to sell based on the consideration to be received per the sale agreement. The fair value has been allocated first to the Asanko redeemable preference shares based on the fair value of the preference shares using the expected redemption period. The residual amount after deducting the fair value of the preference shares from the total fair value of the consideration was allocated to the Asanko equity-accounted investee, which resulted in an impairment of US$46.9 million (2022: US$nil) for the year ended 31 December 2023. Refer note 14 for the assumptions used in the determination of the fair values.
On 2 May 2023, Gold Fields, through a 100% held Canadian subsidiary, acquired a 50% interest in the Windfall
Project in Québec, Canada from Osisko Mining Incorporated. The Group has classified its interest in the Windfall
Project as a joint venture. Refer note 17 for key assumptions used in the valuation of the Windfall Project contingent and exploration considerations.
Carrying value of equity-accounted investees
Refer to notes 14, 15, 17 and 18 for further details.
The carrying amount of equity-accounted investees at 31 December 2023 was US$548.6 million (2022: US$84.9 million)
Provision for environmental rehabilitation costs
The Group’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. The Group recognises management’s best estimate for the provision of environmental rehabilitation costs in the period in which they are incurred. Actual costs incurred in future periods could differ materially from the estimates. Additionally, future changes to environmental laws and regulations, life-of-mine estimates and discount rates could affect the carrying amount of this provision.
Refer to note 28.1 for details of key assumptions used to estimate the provision.
The carrying amounts of the provision for environmental rehabilitation costs at 31 December 2023 was
US$452.9 million (2022: US$387.7 million) of which US$46.8 million (2022: US$17.2 million) was classified as current and US$406.1 million (2022: US$370.5 million) as non-current.
Provision for silicosis settlement costs
The Group has an obligation in respect of a settlement of the silicosis class action claims and related costs. The
Group recognises management’s best estimate for the provision of silicosis settlement costs.
The ultimate outcome of this matter however remains uncertain, with the number of eligible workers successfully submitting claims and receiving compensation being uncertain. The provision is consequently subject to adjustment in the future.
Refer to notes 28.3 and 38 for further details.
The carrying amounts of the provision for silicosis settlement costs at 31 December 2023 was US$5.1 million
(2022: US$10.5 million) of which US$0.2 million (2022: US$1.3 million) was classified as current and US$4.9 million
(2022: US$9.2 million) as non-current.
Income taxes
The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the liability for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognises liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact income tax and deferred tax in the period in which such determination is made. Refer note 10 for further details.
The Group recognises the future tax benefits related to deferred income tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred income tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.
Additionally, future changes in tax laws in the jurisdictions in which the Group operates could limit the ability of the
Group to obtain tax deductions in future periods.
Refer to notes 26 and 34 for further details.
Carrying values at 31 December 2023:
•Deferred taxation liability: US$389.3 million (2022: US$399.8 million);
•Deferred taxation asset: US$172.2 million (2022: US$195.5 million);
•Taxation payable: US$95.7 million (2022: US$53.6 million); and
•Taxation receivable: US$82.1 million (2022: US$76.0 million).
Refer to note 10 for details of unrecognised deferred tax assets.
Accounting policies continued
1.Basis of preparation continued
Share-based payments
The Group issues equity-settled share-based payments to Executive Directors, certain officers and employees. The fair value of these instruments is measured at grant date, using the Monte Carlo simulation valuation models, which require assumptions regarding the estimated term of the option, share price volatility and expected dividend yield.
While Gold Fields’ management believes that these assumptions are appropriate, the use of different assumptions could have an impact on the fair value of the option granted and the related recognition of the share-based payments expense in the consolidated income statement. Gold Fields’ options have characteristics significantly different from those of traded options and therefore fair values may also differ.
Refer to note 5 for further details.
The income statement charge for the year ended 31 December 2023 was US$9.1 million (2022: US$6.9 million and
2021: US$12.7 million).
Long-term incentive plan
The Group issues awards relating to its long-term incentive plan to certain employees. These awards are measured on the date the award is made and re-measured at each reporting period. The portion of the award subject to judgement is measured using the Monte Carlo simulation valuation model, which requires assumptions regarding the share price volatility and expected dividend yield. The assumptions, supporting the estimated amount expected to be paid, are reviewed at each reporting date. While Gold Fields’ management believes that these assumptions are appropriate, the use of different assumptions could have an impact on the measurement of the awards and the related recognition of the compensation expense in profit or loss.
Refer to note 29 for inputs used in the Monte Carlo simulation valuation model and for further details.
The charge for the year ended 31 December 2023 was US$55.8 million (2022: US$29.0 million and 2021:
US$28.5 million) and the balance at 31 December 2023 of the long-term cash incentive provision was
US$78.9 million (2022: US$53.0 million) of which US$38.4 million (2022: US$30.6 million) was classified as current and US$40.5 million (2022: US$22.4 million) as non-current.
Financial instruments
Derivative financial instruments
The estimated fair value of financial instruments is determined at reporting date, based on the relevant market information. The fair value is calculated with reference to market rates using industry valuation techniques and appropriate models.
At 31 December 2023 and 2022, the carrying value of derivative financial instruments were US$nil as all hedges matured. The income statement charge was US$nil (2022: gain of US$24.0 million and 2021: loss of US$100.4 million)
for the year ended 31 December 2023.
Refer note 41 for further details.
Asanko redeemable preference shares
Significant judgement is required in estimating life-of-mine cash flows used in determining the expected timing of the cash flows for the repayment of the redeemable preference shares.
In order to estimate the life-of-mine model used in the valuation, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, capital expenditure, transport costs, commodity demand, commodity prices and exchange rates. Refer to the gold prices disclosed for the Asanko equity-accounted investee on page 98 and note 20 for key assumptions used.
The life-of-mine cash flows are sensitive to the gold price assumptions and an increase or decrease in the gold price could materially change the valuations.
During 2023, the fair value of Asanko redeemable preference shares was written-up by US$33.0 million (2022:
written-down by US$37.3 million).
The fair value of the Asanko redeemable preference shares at 31 December 2023 was US$99.7 million (2022:
US$60.3 million). The Asanko redeemable preference shares were classified as held for sale at 31 December 2023.
Refer notes 14 and 15 for further details.
Contingencies
By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events. Such contingencies include, but are not limited to, environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events and developments.
When a loss is considered probable and reasonably estimable, a liability is recorded based on the best estimate of the ultimate loss. The likelihood of a loss with respect to a contingency can be difficult to predict and determining a meaningful estimate of the loss or a range of losses may not always be practicable based on the information available at the time and the potential effect of future events and decisions by third parties that will determine the ultimate resolution of the contingency. It is not uncommon for such matters to be resolved over many years, during which time relevant developments and new information is continuously evaluated to determine both the likelihood of any potential loss and whether it is possible to reasonably estimate a range of possible losses. When a loss is probable but a reasonable estimate cannot be made, disclosure is provided.
Refer to note 38 for details on contingent liabilities.
2.Consolidation
2.1Business combinations
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred, other than those associated with the issue of debt or equity securities. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net identifiable assets.
Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s share of the subsequent changes in equity.
The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, the difference is recognised directly in profit or loss.
If a transaction does not meet the definition of a business under IFRS Accounting Standards, the transaction is recorded as an asset acquisition. Accordingly, the identifiable assets acquired and liabilities assumed are measured at the fair value of the consideration paid, based on their relative fair values at the acquisition date. Acquisition-
related costs are included in the consideration paid and capitalised. Any contingent consideration payable that is dependent on the purchaser’s future activity is not included in the consideration paid until the activity requiring the payment is performed. Any resulting future amounts payable are recognised in profit or loss when incurred. No goodwill and no deferred tax asset or liability arising from the assets acquired and liabilities assumed are recognised upon the acquisition of assets.
2.2Subsidiaries
Subsidiaries are all entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the relevant activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group until the date on which control ceases.
Inter-company transactions, balances and unrealised gains and losses on transactions between Group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
2.3Transactions with non-controlling interests
The Group treats transactions with non-controlling interests that do not result in loss of control as transactions with equity owners of the Group. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.
Accounting policies continued
1.Basis of preparation continued
2.4Equity-accounted investees
The Group’s interests in equity-accounted investees comprise interests in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the
Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. They are recognised initially at cost, which includes transaction costs and an estimate of any contingent and other considerations. Subsequent to initial recognition and until the date on which significant influence or joint control ceases, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, as well changes in the contingent and other considerations.
Results of associates and joint ventures are equity-accounted using the results of their most recent financial information. Any losses from associates or joint ventures are brought to account in the consolidated financial statements until the interest in such associates or joint ventures is written down to zero. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates or joint ventures.
The carrying value of an investment in associate and joint ventures represents the cost of the investment, including goodwill where relevant, a share of the post-acquisition retained earnings and losses, any other movements in reserve, any accumulated impairment losses, changes in value of the contingent and other considerations and other adjustments to align with Gold Fields accounting policies. The Group applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. The carrying value is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less cost of disposal. If an impairment in value has occurred, it is recognised in profit or loss in the period in which the impairment arose.
2.5Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the use of assets and obligations for the liabilities of the arrangement. The Group accounts for activities under joint operations by recognising in relation to the joint operation, the assets it controls and the liabilities it incurs, the expenses it incurs and the revenue from the sale or use of its share of the joint operations’ output.
3.Foreign currencies
3.1Functional and presentation currency
Items included in the financial statements of each of the Group entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in US Dollar, which is the Group’s presentation currency. The functional currency of the parent company is South African Rand.
3.2Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.
3.3Foreign operations
The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
Assets and liabilities are translated at the exchange rate ruling at the reporting date (ZAR/US$: 18.30; US$/A$: 0.68;
US$/C$: 0.75 (2022: ZAR/US$: 17.02; US$/A$: 0.69 and 2021: ZAR/US$: 15.94; US$/A$: 0.73)). Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year
(ZAR/US$: 18.45; US$/A$: 0.66; US$/C$: 0.74 (2022: ZAR/US$: 16.37; US$/A$: 0.68 and 2021: ZAR/US$: 14.79; US$/
A$: 0.75)), unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.
3.3Foreign operations continued
On consolidation, exchange differences arising from the translation of the net investment in foreign operations (i.e.
the reporting entity’s interest in the net assets of that operation), and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is re-attributed to non-controlling interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.
4.Property, plant and equipment
4.1Mine development and infrastructure
Mining assets, including mine development and infrastructure costs and mine plant facilities, are recorded at cost less accumulated depreciation and accumulated impairment losses.
Expenditure incurred to evaluate and develop new orebodies, to define mineralisation in existing orebodies and to establish or expand productive capacity, is capitalised until commercial levels of production are achieved, at which times the costs are amortised as set out below.
Development of orebodies includes the development of shaft systems and waste rock removal that allows access to reserves that are economically recoverable in the future. Subsequent to this, costs are capitalised if the criteria for recognition as an asset are met.
4.2Borrowing costs
Borrowing costs incurred in respect of assets requiring a substantial period of time to prepare for their intended future use are capitalised to the date that the assets are substantially completed.
Borrowing costs capitalised are included in finance expense and adjusted for in cash generated from operating activities in the statement of cash flows.
4.3Mineral and surface rights
Mineral and surface rights are recorded at cost less accumulated amortisation and accumulated impairment losses.
When there is little likelihood of a mineral right being exploited, or the recoverable amount of mineral rights has diminished below cost, an impairment loss is recognised in profit or loss in the year that such determination is made.
4.4Land
Land is shown at cost and accumulated impairment losses and is not depreciated.
4.5Other assets
Non-mining assets are recorded at cost less accumulated depreciation and accumulated impairment losses. These assets include the assets of the mining operations not included in mine development and infrastructure, borrowing costs, mineral and surface rights and land and all the assets of the non-mining operations.
4.6Amortisation and depreciation of mining assets
Amortisation and depreciation is determined to give a fair and systematic charge to profit or loss taking into account the nature of a particular ore body and the method of mining that ore body. To achieve this, the following calculation methods are used:
•Mining assets, including mine development and infrastructure costs, mine plant facilities and evaluation costs, are amortised over the life of the mine using the units-of-production method, based on estimated proved and probable ore reserves;
•Stripping activity assets are amortised on a units-of-production method, based on the estimated proved and probable ore reserves of the ore body to which the assets relate; and
•The mineral rights asset at the Australian operations are divided at the respective operations into a depreciable and a non-depreciable component. The mineral rights asset is initially capitalised to the mineral rights asset as a non-depreciable component.
Subsequently, and on an annual basis, as part of the preparation of the updated reserve and resource statement and preparation of the updated life-of-mine plan, a portion of resources will typically be converted to reserves as a result of ongoing resource definition drilling, resultant geological model updates and subsequent mine planning. Based on this conversion of resources to reserves a portion of the historic cost is allocated from the non-depreciable component of the mineral rights asset to the depreciable component of the mineral rights asset. Therefore, the category of non-depreciable mineral rights asset is expected to reduce and will eventually be fully allocated within the depreciable component of the mineral rights asset.
Accounting policies continued
1.Basis of preparation continued
4.6Amortisation and depreciation of mining assets continued
Each operation typically comprises a number of mines and the depreciable component of the mineral rights asset is therefore allocated on a mine-by-mine basis at the operation and is transferred at this point to mine development and infrastructure and is then amortised over the estimated proved and probable ore reserves of the respective mine on the units-of-production method. The remaining non-depreciable component of the mineral rights asset is not amortised but, in combination with the depreciable component of the mineral rights asset and other assets included in the CGU, is evaluated for impairment when events and changes in circumstances indicate that the carrying amount may not be recoverable.
Proved and probable ore reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits.
Certain mining plant and equipment included in mine development and infrastructure is depreciated on a straight-line basis over the lesser of their estimated useful lives or life-of-mine.
4.7Depreciation of non-mining assets
Non-mining assets are recorded at cost and depreciated on a straight-line basis over their current expected useful lives to their residual values. The assets’ useful lives, depreciation methods and residual values are reassessed at each reporting date and adjusted if appropriate.
4.8Depreciation of right-of-use assets
The right-of-use assets are depreciated over the shorter of the lease term and the useful life of the right-of-use asset, using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use assets are depreciated over the useful life of the underlying asset. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.
4.9Mining exploration
Expenditure on advances solely for exploration activities is charged against profit or loss until the viability of the mining venture has been proven. Expenditure incurred on exploration “farm-in” projects is written off until an ownership interest has vested. Exploration expenditure to define mineralisation at existing ore bodies is considered mine development costs and is capitalised until commercial levels of production are achieved.
Exploration activities at certain of the Group’s non-South African operations are broken down into defined areas within the mining lease boundaries. These areas are generally defined by structural and geological continuity.
Exploration costs in these areas are capitalised to the extent that specific exploration programmes have yielded targets and/or results that warrant further exploration in future years.
4.10Impairment
Recoverability of the carrying values of long-term assets or CGUs of the Group are reviewed annually or whenever events or changes in circumstances indicate that such carrying values may not be recoverable. To determine whether a long-term asset or CGU may be impaired, the higher of “value in use” (defined as: “the present value of future cash flows expected to be derived from an asset or CGU”) or “fair value less costs of disposal” (defined as
“the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”) is compared to the carrying value of the asset/CGU. Impairment losses are recognised in profit or loss.
A CGU is defined by the Group as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Generally for the Group this represents an individual operating mine, including mines which are part of a larger mine complex. The costs attributable to individual shafts/pits of a mine are impaired if the shaft/pit is closed/depleted.
Exploration targets in respect of which costs have been capitalised at certain of the Group’s international operations are evaluated on an annual basis to ensure that these targets continue to support capitalisation of the underlying costs. Those that do not are impaired.
When any infrastructure is closed down during the year, any carrying value attributable to that infrastructure is impaired.
4.11Gain or loss on disposal of property, plant and equipment
Any gain or loss on disposal of property, plant and equipment (calculated as the net proceeds from disposal less the carrying amount of the item) is recognised in profit or loss.
4.12Leases
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for a consideration.
The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. Subsequent to initial recognition, the right-of-use asset is accounted for in accordance with the accounting policy applicable to that asset.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Subsequent to initial recognition, the lease liability is measured at amortised cost using the effective interest rate method. It is re-measured when there is a change in future lease payments:
•If there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee;
•If the Group changes its assessment of whether it will exercise a purchase, extension or termination option;
•If there is a revised in-substance fixed lease payment; and
•If there is a change in future lease payments resulting from a change in an index or a rate used to determine these payments.
When the lease liability is re-measured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term. Low-value assets relate mainly to cellphones, computer equipment and photocopiers.
4.13Deferred stripping
Production stripping costs in a surface mine are capitalised to property, plant and equipment if, and only if, all of the following criteria are met:
•It is probable that the future economic benefit associated with the stripping activity will flow to the entity;
•The entity can identify the component of the ore body for which access has been improved; and
•The costs relating to the stripping activity associated with that component can be measured reliably.
If the above criteria are not met, the stripping costs are recognised directly in profit or loss.
The Group initially measures the stripping activity asset at cost, this being the accumulation of costs directly incurred to perform the stripping activity that improves access to the identified component of ore.
After initial recognition, the stripping activity asset is carried at cost less accumulated amortisation and accumulated impairment losses.
Accounting policies continued
5.Taxation
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.
Current tax is measured on taxable income at the applicable statutory rate substantively enacted at the reporting date.
Interest and penalties are accounted for in current tax.
Deferred taxation is provided on temporary differences existing at each reporting date between the tax values of assets and liabilities and their carrying amounts. Substantively enacted tax rates are used to determine future anticipated tax rates which in turn are used in the determination of deferred taxation.
Deferred taxation is not recognised for temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss and taxable temporary differences arising on the initial recognition of goodwill.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled.
Deferred tax liabilities are generally recognised for all taxable temporary differences. Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and equity-accounted investees except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future.
Deferred tax assets relating to the carry forward of unutilised tax losses and/or deductible temporary differences are recognised to the extent it is probable that future taxable profit will be available against which the unutilised tax losses and/or deductible temporary differences can be recovered. Deferred tax assets are reviewed at each reporting date and are adjusted if recovery is no longer probable.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.
When assessing uncertain tax positions, the Group considers whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, that the Group used or plans to use in its income tax filing.
Except for Tarkwa, Damang and Cerro Corona, no provision is made for any potential taxation liability on the distribution of retained earnings by Group companies as it is probable that the related taxable temporary differences will not reverse in the foreseeable future.
6.Inventories
Inventories are valued at the lower of cost and net realisable value. Gold on hand represents production on hand after the smelting process.
Cost is determined on the following basis:
•Gold on hand and gold in process is valued using weighted average cost. Cost includes production, amortisation and related administration costs;
•Heap leach and stockpile inventories are valued using weighted average cost. Cost includes production, amortisation and direct administration costs. The cost of materials on the heap leach and stockpiles, from which metals are expected to be recovered in a period longer than 12 months is classified as non-current assets; and
•Consumable stores are valued at weighted average cost, after appropriate provision for redundant and slow-
moving items.
Net realisable value is determined with reference to relevant market prices or the estimated future sales price of the product if it is expected to be realised in the long term.
7.Financial instruments
7.1Non-derivative financial instruments
Recognition and initial measurement
Trade receivables are initially recognised when they are originated. All other financial assets and financial liabilities are initially recognised when the Group becomes a party to the contractual provisions of the instrument. A financial asset or financial liability is initially measured at fair value plus, for an item not at fair value through profit or loss
(“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification and subsequent measurement
Financial assets – Classification policy
On initial recognition, an equity instrument is either classified as fair value through other comprehensive income
(“FVOCI”) if an irrevocable election is made or FVTPL.
On initial recognition, a debt instrument is classified as:
•Amortised cost;
•FVOCI; or
•FVTPL.
A financial asset is measured at amortised cost if it meets both of the following conditions and is not designated as at FVTPL:
•It is held with a business model whose objective is to collect contractual cash flows; and
•Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
An investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:
•It is held with a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All financial assets not classified as measured at amortised cost or FVOCI as described above are measured at
FVTPL. This includes all derivative financial assets.
Financial assets – Measurement policy

Financial asset category	Description
Financial assets at amortised cost
These assets are subsequently measured at amortised cost using the effective interest method. The amortised cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss. Any gain or loss on derecognition is recognised in profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognised as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI and are never reclassified to profit or loss.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss.
Financial assets – Classification of financial assets
The following information is considered by the Group in determining the classification of financial assets:
•The Group’s business model for managing financial assets; and
•The contractual cash flow characteristics of the financial assets.
Accounting policies continued
7.Financial instruments continued
7.1Non-derivative financial instruments continued
Financial assets – Classification of financial assets continued
The business model assessment of the financial assets is based on the Group’s strategy and rationale for holding the financial assets on a portfolio level. When considering the strategy, the following is considered:
•Whether the financial assets are held to collect contractual cash flows;
•Whether the financial assets are held for sale; and
•Whether the financial assets are held for both collecting contractual cash flows and to be sold.
Financial assets – Assessment of contractual cash flows
In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.
Financial liabilities – Classification, subsequent measurement and gains and losses
Financial liabilities are classified as measured at amortised cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss. Other financial liabilities are subsequently measured at amortised cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss. Any gain or loss on derecognition is also recognised in profit or loss.
Impairment
The Group recognises loss allowances for expected credit losses (“ECLs”) on financial assets measured at amortised cost. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and including forward-looking information. The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). At each reporting date, the Group assesses whether financial assets carried at amortised cost are credit impaired. A financial asset is “credit impaired” when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Derecognition of financial instruments
The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
The Group derecognises a financial liability when its contractual obligations are discharged or cancelled, or expire.
The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognised in profit or loss.
7.1.1Investments
Investments comprise listed and unlisted equity instruments and listed bonds which are designated at FVOCI and are accounted for at fair value, with unrealised gains and losses subsequent to initial recognition recognised in other comprehensive income and included in other reserves. Profit or loss realised when investments are sold or impaired are never reclassified to profit or loss.
Purchases and sales of investments are recognised on the trade date, which is the date that the Group commits to purchase or sell the asset. Cost of purchase includes transaction costs. The fair value of listed investments is based on quoted bid prices.
On disposal or impairment of financial assets classified at FVOCI, cumulative unrealised gains and losses previously recognised in other comprehensive income are included in determining the profit or loss on disposal, or the impairment charge relating to, that financial asset, respectively, which is recognised in other comprehensive income.
7.1.2Cash and cash equivalents
Cash comprises cash on hand and demand deposits and cash equivalents are short-term, highly liquid investments readily convertible to known amounts of cash and subject to insignificant risk of changes in value and are measured at amortised cost which is deemed to be fair value as they have a short-term maturity.
Bank overdrafts are included within current liabilities in the statement of financial position and within cash and cash equivalents in the statement of cash flows.
7.1.3Trade receivables
Trade receivables are carried at amortised cost less ECLs using the Group’s business model for managing its financial assets, except for trade receivables from provisional copper and gold concentrate. The trade receivables from provisional copper and gold concentrate sales are carried at fair value through profit or loss and are marked-to-
market at the end of each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue.
7.1.4Environmental trust funds
The environmental trust funds comprise mainly term deposits which are recognised at amortised cost less ECLs using the Group’s business model for managing its financial assets.
7.1.5Trade payables
Trade payables are recognised at amortised cost using the effective interest method.
7.1.6Borrowings
Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Interest payable on borrowings is recognised in profit or loss over the term of the borrowings using the effective interest method. Finance expense comprises interest on borrowings and environmental rehabilitation costs offset by interest capitalised on qualifying assets.
Cash flows from interest paid are classified under operating activities in the statement of cash flows.
7.2Derivative financial instruments
The Group may from time to time establish currency and/or interest rate and/or commodity financial instruments to protect underlying cash flows.
Derivative financial instruments are initially recognised at fair value and subsequently re-measured to their fair value with changes therein recognised in profit or loss.
Accounting policies continued
8.Provisions
Provisions are recognised when the Group has a present legal or constructive obligation resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
9.Provision for environmental rehabilitation costs
Long-term provisions for environmental rehabilitation costs are based on the Group’s environmental management plans, in compliance with applicable environmental and regulatory requirements.
Rehabilitation work can include facility decommissioning and dismantling, removal or treatment of waste materials, site and land rehabilitation, including compliance with and monitoring of environmental regulations, security and other site-related costs required to perform the rehabilitation work and operations of equipment designed to reduce or eliminate environmental effects.
Full provision is made based on the net present value of the estimated cost of restoring the environmental disturbance that has occurred up to the reporting date. The unwinding of the obligation is accounted for in profit or loss.
The estimated costs of rehabilitation are reviewed annually and adjusted as appropriate for changes in legislation, technology or other circumstances. Cost estimates are not reduced by the potential proceeds from the sale of assets or from plant clean up at closure.
Changes in estimates are capitalised or reversed against the relevant asset, except where a reduction in the provision is greater than the remaining net book value of the related asset, in which case the value is reduced to nil and the remaining adjustment is recognised in profit or loss. In the case of closed sites, changes in estimates and assumptions are recognised in profit or loss. Estimates are discounted at the pre-tax risk-free rate in the jurisdiction of the obligation.
Increases due to additional environmental disturbances are capitalised and amortised over the remaining lives of the mines. These increases are accounted for on a net present value basis.
For the South African and Ghanaian operations, annual contributions are made to a dedicated rehabilitation trust fund and dedicated bank account, respectively, to fund the estimated cost of rehabilitation during and at the end of the life-of-mine. The amounts contributed to this trust fund/bank account are included under non-current assets. Interest earned on monies paid to rehabilitation trust fund/bank account is accrued on a time proportion basis and is recorded as interest income.
In respect of the South African, Ghanaian and Peruvian operations, bank and other guarantees are provided for funding of the environmental rehabilitation obligations. Refer to financial instruments accounting policy 7.1.4
Environmental trust fund and note 37 of the consolidated financial statements.
10.Employee benefits
10.1Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.
10.2Pension and provident funds
The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.
Contributions to defined contribution funds are recognised as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees.
10.3Share-based payments
The Group operates an equity-settled compensation plan. The fair value of the equity-settled instruments is measured by reference to the fair value of the equity instrument granted which in turn is determined using Monte
Carlo simulation models on the date of grant.
Fair value is based on market prices of the equity-settled instruments granted, if available, taking into account the terms and conditions upon which those equity-settled instruments were granted. Fair value of equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at grant date.
Non-market vesting conditions (service period prior to vesting) are not taken into account when estimating the fair value of the equity-settled instruments at grant date. Market conditions are taken into account in determining the fair value at grant date.
The fair value of the equity-settled instruments is recognised as an employee benefit expense over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in equity. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.
Where the terms of an equity-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.
10.4Long-term incentive plan
The Group operates a long-term incentive plan.
The Group’s net obligation in respect of the long-term incentive plan is the amount of future benefit that employees have earned in return for their services in the current and prior periods. That benefit is estimated using appropriate assumptions and is discounted to determine its present value at each reporting date. Re-measurements are recognised in profit or loss in the period in which they arise.
10.5Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. Termination benefits are expensed at the earlier of the date the Group can no longer withdraw the offer of those benefits or the date the
Group recognises costs for a restructuring. Benefits falling due more than 12 months after the reporting date are discounted to present value.
Accounting policies continued
11.Stated capital
11.1Ordinary share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
11.2Repurchase and reissue of share capital
When share capital recognised as equity is repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are deducted from equity. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in equity, and the resulting surplus or deficit on the transaction is presented in share premium.
12.Revenue from contracts with customers
The Group recognises revenue when control over its gold, copper and silver is transferred to the customer. The price is determined by market forces (commodity price and exchange rates). Revenue is measured based on the consideration specified in a contract with the customer.
Customers obtain control of gold, copper and silver on the settlement date. In Peru, customers obtain control of copper and gold concentrate on the shipment date. Copper and gold concentrate revenue is calculated, net of refining and treatment charges, on a best estimate basis on shipment date, using forward metal prices to the estimated final pricing date, adjusted for the specific terms of the agreements. Variations between the price recorded at the shipment date and the actual final price received are caused by changes in prevailing copper and gold prices.
Changes in the fair value as a result of changes in the forward metal prices are classified as provisional price adjustments and included as a component of revenue.
13.Investment income
Investment income comprises interest income on funds invested and dividend income from listed and unlisted investments.
Investment income is recognised to the extent that it is probable that economic benefits will flow to the Group and the amount of investment income can be reliably measured. Investment income is stated at the fair value of the consideration received or receivable.
13.1Dividend income
Dividends are recognised in profit or loss when the right to receive payment is established.
13.2Interest income
Interest income is recognised in profit or loss using the effective interest rate method. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to the gross carrying amount of the financial asset or amortised cost of the financial liability.
Cash flows from dividends and interest received are classified under operating activities in the statement of cash flows.
14.Dividends declared
Dividends and the related taxation thereon are recognised only when such dividends are declared.
Dividends withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid, except dividends paid to South African resident companies, South African retirement funds and other prescribed exempt taxpayers. The Group withholds dividends tax on behalf of its shareholders at a rate of 20% on dividends paid.
Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid recognised directly in equity.
Cash flows from dividends paid are classified under operating activities in the statement of cash flows.
15.Earnings per share
The Group presents basic and diluted earnings per share. Basic earnings per share is calculated based on the profit attributable to ordinary shareholders divided by the weighted average number of ordinary shares in issue during the period. Diluted earnings per share is determined by adjusting the profit attributable to ordinary shareholders, if applicable, and the weighted average number of ordinary shares in issue for ordinary shares that may be issued in the future.
16.Non-current assets held for sale
Non-current assets (or disposal groups) comprising assets and liabilities, are classified as held for sale if it is highly probable they will be recovered primarily through sale rather than through continuing use. These assets may be a component of an entity, a disposal group or an individual non-current asset.
Non-current assets held for sale are stated at the lower of carrying amount and fair value less costs to sell. Once classified as held for sale or distribution, property, plant and equipment is no longer amortised or depreciated.
17.Discontinued operations
Classification as a discontinued operation occurs on disposal or when the operation meets the criteria to be classified as held-for-sale (refer accounting policy 16), if earlier. When an operation is classified as a discontinued
operation, the comparative income statement, statement of comprehensive income, statement of changes in equity and statement of cash flows are re-presented as if the operation had been discontinued from the start of the comparative period.
18.Segmental reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”) and is based on individual mining operations. The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee that makes strategic decisions. The Group’s segmental profit measure is profit for the year.